Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund
Dec. 30, 2022
Fidelity Total International Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.21%
Past 5 years	13.08%
Past 10 years	9.58%
Fidelity Total International Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.09%
Past 5 years	12.33%
Past 10 years	8.91%
Fidelity Total International Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.16%
Past 5 years	10.56%
Past 10 years	7.83%
MS112
Average Annual Return:
Past 1 year	7.98%
Past 5 years	9.79%
Past 10 years	7.44%